UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
          Report for the Calendar Year or Quarter Ended: June 30, 2005
                Check here if Amendment |X|; Amendment Number: 6
             This Amendment (Check only one.): |_| is a restatement.
                         |X| adds new holdings entries.
              Institutional Investment Manager Filing this Report:
              Name: Nierenberg Investment Management Company, Inc.
                          Address: 19605 NE 8th Street
                                 Camas, WA 98607
                        13F File Number: (Initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David N. Nierenberg
Title:  President
Phone:  360-604-8600

Signature, Place, and Date of Signing:


     /s/ DAVID N. NIERENBERG                     July 15, 2005
     -----------------------------         -----------------------------
         David N. Nierenberg                       Camas, WA

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      Report Summary:

      Number of Other Included Managers:          -0-
                                              ----------------
      Form 13F Information Table Entry Total:     20
                                              ----------------
      Form 13F Information Table Value Total:     $293,636
                                              ----------------
                                                 (thousands)

      List of Other Included Managers:            None
                                              ----------------
Form 13F Information Table

ITEM 1                                ITEM 2     ITEM 3       ITEM 4        ITEM 5
Name of Issuer                       Title of   Cusip #    Fair Market    Number of
                                      Class                  Value          Shares
                                                           (thousands)
Advanced Digital Information Corp.    Common    007525108     17,981      2,366,045
AmNet Mortgage, Inc.                  Common    02926T103     12,683      1,371,200
Mexican Restaurants, Inc.             Common    14712P104      9,926      1,002,700
Brooks Automation, Inc.               Common    114340102     30,756      1,071,156
Credence Systems Corp.                Common    225302108     31,446      3,454,480
Electro Scientific Inds. Inc.         Common    285229100     20,991      1,174,000
Genesis Energy, LP                    Common    371927104        245         26,100
Hewlett-Packard Co.                   Common    428236103        272         11,600
Korea Fund Inc.                       Common    500634100     11,582        423,500
Korea Equity Fund, Inc.               Common    50063B104      4,426        625,200
Leucadia National Corp.               Common    726540503        173          4,500
MedCath Corp.                         Common    58404W109     33,007      1,187,733
Metallic Ventures Gold, Inc.          Common    591253109     11,294      7,477,761
WTS Metallic Ventures Gold            Common    591253109         47        371,700
Motorola Inc.                         Common    620076109        310         17,000
Natus Medical, Inc.                   Common    639050103     30,677      2,726,914
Pediatric Services of America, Inc.   Common    705323103     14,944      1,236,130
Radisys Corp.                         Common    750459109      7,291        451,500
Superior Energy Services, Inc.        Common    868157108     34,991      1,965,800
Yamana Gold Inc.                      Common    98462Y100     20,583      5,665,600

Item 6 Nierenberg Investment Management Company, Inc. has sole investment discretion.

Item 7 Not applicable

Item 8 Nierenberg Investment Management Company, Inc. has sole voting authority.


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